Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Loans to Principal Officers, Directors and Affiliates

Loans to principal officers, directors and their affiliates during 2012 were as follows:

Beginning balance	$1,154
New loans	357
Effect of changes in composition of related parties	(1,463)
Repayments	4

Ending balance	$52